Others - Financial instruments, schedule of contractual undiscounted cash flows of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	11,702	10,381
Less than 1 year | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	409	496
Less than 1 year | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities		0
Between 1-5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	1,793	1,566
Between 1-5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Between 1-5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	109	392
Between 1-5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities		25
Over 5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	$ 0	0
Over 5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities		$ 0